Shareholders' equity - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator (in thousands $):
Net income - basic	$ 17,632	$ 33,185
Net income - diluted	$ 17,632	$ 33,185
Denominator (Number of shares in thousands):
Weighted average number of common shares	25,923	25,695
Weighted average number of unvested shares purchased by the Trust	(857)	(817)
Weighted average number of common shares - basic	25,066	24,878
Weighted average number of dilutive stock options	13	163
Weighted average number of unvested shares under EIP	1,107	867
Weighted average number of common shares - diluted	26,186	25,908
Net income per common share
Basic net income per common share (in USD per share)	$ 0.70	$ 1.33
Diluted net income per common share (in USD per share)	$ 0.67	$ 1.28